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                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                  GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                          SUPPLEMENT DATED MAY 1, 2009

                                       TO

                 PROSPECTUS DATED MAY 1, 2000 (AS SUPPLEMENTED)

This supplement updates certain information to the prospectus referenced above. You should read and retain this supplement.

FEE TABLE

   SEPARATE ACCOUNT ANNUAL EXPENSES

      Separate Account Annual Expenses
             (as a percentage of accumulated value)
             Mortality and expense risk charge /1/         1.25%
             Administrative Expense Charge                 0.15%
                                                           -----
             Total Separate Account Annual Expenses        1.40%

/1/ General American Separate Account Twenty Nine, we are waiving the following amounts of the Mortality and expense risk charge on these Investment
     Divisions: an amount equal to the underlying fund expenses that are in excess of 0.91% for the BlackRock Legacy large Cap Growth Portfolio (Class
     A) and the Pioneer Fund Portfolio (Class A). For General American Separate Account Twenty-Eight, we are waiving the following amounts of the Mortality and expense risk charge on this Investment Division: the amount, if any, equal to the underlying fund expenses that are in excess of 0.68% for the Division investing in the Western Asset Management U.S. Government Portfolio (Class A).

INVESTMENT FUNDS EXPENSES

Certain Investment Funds may impose a redemption fee in the future. More detail concerning each Investment Fund's fees and expenses is contained in the prospectus for each portfolio.

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MERGERS (APPLIES TO GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE ONLY)

PRIOR FUND                                           REPLACEMENT FUND
----------                                           -----------------
Metropolitan Series Fund, Inc. -                     Met Investors Series Trust -
Capital Guardian U.S. Equity  Portfolio (Class A) +  Pioneer Fund Portfolio (Class A)*+

Met Investors Series Trust -                         Metropolitan Series Fund, Inc. -
Met/AIM Capital Appreciation  (Class A) ++           BlackRock Legacy Large Cap Growth Portfolio (Class A)* ++

*    This Portfolio is not available for investment prior to May 4, 2009.

+ If you select the Capital Guardian U.S. Equity Portfolio (Class A) on or after May 1, 2009, your purchase payments will automatically be allocated to the Pioneer Fund Portfolio (Class A) because the Capital Guardian U.S. Equity Portfolio (Class A) funds are being merged into Pioneer Fund Portfolio (Class A) funds after 4:00 p.m. Eastern Time on May 1, 2009.

++ If you select the Met/AIM Capital Appreciation Portfolio (Class A) on or after May 1, 2009, your purchase payments will automatically be allocated to the BlackRock Legacy Large Cap Growth Portfolio (Class A) because the Met/AIM Capital Appreciation Portfolio (Class A) funds are being merged into BlackRock Legacy Large Cap Growth Portfolio (Class A) funds after 4:00 p.m. Eastern Time on May 1, 2009.

PIONEER FUND PORTFOLIO (CLASS A)
--------------------------------

     a.   Subadviser: Pioneer Investment Management, Inc.

     b.   Adviser: Met Advisers, LLC

     c.   Investment Objective: seeks reasonable income and capital growth.

     INVESTMENT FUND EXPENSES AS OF DECEMBER 31, 2009 (AS A PERCENTAGE OF DAILY NET ASSETS):

            DISTRIBUTION                                         CONTRACTUAL FEE
               AND/OR               ACQUIRED FUND  TOTAL ANNUAL   WAIVER AND/OR   NET TOTAL ANNUAL
MANAGEMENT     SERVICE      OTHER     FEES AND       OPERATING       EXPENSE          OPERATING
    FEE     (12B-1) FEES  EXPENSES    EXPENSES*      EXPENSES     REIMBURSEMENT      EXPENSES**
----------  ------------  --------  -------------  ------------  ---------------  ----------------
   0.70%         --         0.29%        0.00%         0.99%          0.00%            0.99%/1/

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

/1/ The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.01% of deferred expense reimbursement from a prior period.

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BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)
-----------------------------------------------------

     a.   Subadviser: BlackRock Advisors, LLC

     b.   Adviser: Met Advisers, LLC

     c.   Investment Objective: seeks long-term growth of capital.

     INVESTMENT FUND EXPENSES AS OF DECEMBER 31, 2009 (AS A PERCENTAGE OF DAILY NET ASSETS):

            DISTRIBUTION                                         CONTRACTUAL FEE
               AND/OR               ACQUIRED FUND  TOTAL ANNUAL   WAIVER AND/OR   NET TOTAL ANNUAL
MANAGEMENT     SERVICE      OTHER     FEES AND       OPERATING       EXPENSE          OPERATING
    FEE     (12B-1) FEES  EXPENSES    EXPENSES*      EXPENSES     REIMBURSEMENT      EXPENSES**
----------  ------------  --------  -------------  ------------  ---------------  ----------------
   0.73%         --         0.05%        0.00%         0.78%          0.01%            0.77/1/%

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

/1/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.

HIGHLIGHTS

CIVIL UNIONS

Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse.

ACCESS TO YOUR MONEY

GOOD ORDER. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

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ANNUITY PROVISIONS

ANNUITY OPTIONS

Due to underwriting, administrative or Internal Revenue Code considerations, the availability of certain annuity payment options may be restricted and, may, among other things, restrict payments to the survivor or limit the duration of a period certain option.

VALUE OF VARIABLE ANNUITY PAYMENTS.

If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity purchase rates, the annuity purchase rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued.

FEDERAL TAX MATTERS

Other Tax Issues.

Suspension of Minimum Distribution Rules during 2009: Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuity payments under your contract. The RMD rules are complex, so please consult with your tax advisor before waiving your 2009 RMD payment.

OTHER INFORMATION

Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.
                                                  -------------

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

5 Park Plaza, Suite 1900                                          (800) 848-3854
Irvine, CA  92614

                                                             SUPP - GA28&29-2009

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